OTHER INVESTMENTS (Details) In Millions, unless otherwise specified									12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2013 Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2012 Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2011 Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche USD ($)	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche K-Telecom	Dec. 31, 2013 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2012 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche RUB	Dec. 31, 2012 Loans receivable MTS Bank RUB	Dec. 31, 2013 Loan Participation Notes EMIS BV RUB	Aug. 31, 2013 Loan Participation Notes EMIS BV USD ($)	Aug. 31, 2013 Loan Participation Notes EMIS BV RUB	Dec. 31, 2013 Promissory notes 2009 Sistema RUB	Dec. 31, 2012 Promissory notes 2009 Sistema RUB	Dec. 31, 2013 Common stock RUB	Dec. 31, 2012 Common stock RUB	Dec. 31, 2013 Other investments RUB	Dec. 31, 2012 Other investments RUB
Other investments
Annual interest rate (as a percent)									6.00%			6.00%			0.00%
Other investments	4,392	5,814							2,946	2,734	2,100	699			618	618	125	306	4	56
Loan granted						90.0	2,777.0						21.3	703.0
Percentage of noncontrolling interest								20.00%
Interest accrued			172.7	174.1	120.5